SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS TREASURY FUND -
ADVISOR B CLASS AND ADVISOR C CLASS DECEMBER 28, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 19.

FMR pays FIMM for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS
DAILY MONEY CLASS
DECEMBER 28, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 22.

FIMM is an affiliate of FMR. As of March 29, 1999, FIMM had approximately $159.8 billion in discretionary assets under management.

The following information replaces similar information found in the "Fund Management" section on page 22.
FMR pays FIMM for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS
CAPITAL RESERVES CLASS
DECEMBER 28, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 21.

FIMM is an affiliate of FMR. As of March 29, 1999, FIMM had approximately $159.8 billion in discretionary assets under management.

The following information replaces similar information found in the "Fund Management" section on page 21.

FMR pays FIMM for providing sub-advisory services.